PGIM Target Date 2055 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.4%
Affiliated Exchange-Traded Fund 4.7%
Fixed Income
PGIM Total Return Bond ETF (cost $535,913)	12,731	$529,227
Affiliated Mutual Funds 95.7%
Domestic Equity 56.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	44,659	708,739
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	93,058	4,689,169
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	90,152	979,955
		6,377,863
International Equity 38.8%
PGIM Global Real Estate Fund (Class R6)	24,652	562,803
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	68,407	1,081,511
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	151,454	2,712,543
		4,356,857

Total Affiliated Mutual Funds (cost $7,752,681)		10,734,720

Total Long-Term Investments (cost $8,288,594)		11,263,947

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $29,747)	29,747	29,747

TOTAL INVESTMENTS 100.6% (cost $8,318,341)(wa)		11,293,694
Liabilities in excess of other assets (0.6)%		(70,933)

Net Assets 100.0%		$11,222,761

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2055 Fund